Income taxes - Deferred taxes (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carryforwards	$ 24,230,225	$ 29,637,520
SRED expenditure pool		1,882,949
(Taxable) Deductible temporary differences	(369,894)	(975,000)
Deferred tax assets not recognized	23,860,321	$ 30,545,469
Non-capital loss available to reduce future taxable income and for which no benefit has currently been recognized	2,460,037
The amount of SRED investment tax credits carry-forward utilized during the year	858,944
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss available to reduce future taxable income and for which no benefit has currently been recognized	80,926
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss available to reduce future taxable income and for which no benefit has currently been recognized	355,512
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss available to reduce future taxable income and for which no benefit has currently been recognized	317,272
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss available to reduce future taxable income and for which no benefit has currently been recognized	329,297
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss available to reduce future taxable income and for which no benefit has currently been recognized	645,353
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss available to reduce future taxable income and for which no benefit has currently been recognized	$ 731,677